Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Stock Purchase Plan

FIS employees participate in an Employee Stock Purchase Plan (ESPP). Eligible employees may voluntarily purchase, at current market prices, shares of FIS’ common stock through payroll deductions. Pursuant to the ESPP, employees may contribute an amount between 3% and 15% of their base salary and certain commissions. Shares purchased are allocated to employees based upon their contributions. The Company contributes a matching amount as specified in the ESPP of 25% of the employee's contribution. The Company recorded expense of $14 million, $19 million and $26 million, respectively, for the years ended December 31, 2017, 2016 and 2015, relating to the participation of FIS employees in the ESPP.

401(k) Profit Sharing Plans

The Company’s U.S. employees are covered by a qualified 401(k) plan. Eligible employees may contribute up to 40% of their pretax annual compensation, up to the amount allowed pursuant to the Internal Revenue Code. The Company generally matches 50% of each dollar of employee contribution up to 6% of the employee’s total eligible compensation. The Company recorded expense of $80 million, $80 million and $38 million, respectively, for the years ended December 31, 2017, 2016 and 2015, relating to the participation of FIS employees in the 401(k) plan.

SunGard and its subsidiaries also maintained savings and other defined contribution plans in and outside of the U.S. The U.S. 401(k) plan was frozen with respect to new contributions effective with the SunGard acquisition and during 2016 was merged with the FIS plan, in which legacy SunGard employees now participate.

Stock Compensation Plans

In 2008, the Company adopted the FIS 2008 Omnibus Incentive Plan ("FIS Plan"). The FIS Plan was amended and restated in 2013 and combined with a plan assumed in conjunction with the 2009 Metavante acquisition ("FIS Restated Plan"). The restatement authorized an additional 6 million shares for issuances, which was approved by stockholders in 2013. In May 2015, another 12 million shares were authorized for issuance under the FIS Restated Plan and approved by stockholders. Restricted stock awards and options granted under the FIS Restated Plan for the years ended 2017, 2016, and 2015 are subject to time- and performance-based vesting criteria.

On November 30, 2015, in conjunction with the SunGard acquisition, the Company registered an additional 10 million shares, representing the remaining shares available for issuance under the SunGard 2005 Management Incentive Plan, as amended ("the SG Plan"), immediately prior to the consummation of the SunGard acquisition. These shares are now available for grant under the FIS Restated Plan for legacy SunGard employees and new FIS employees.

Also on November 30, 2015, in conjunction with the SunGard acquisition, the Company registered up to approximately 2 million shares of FIS common stock on a Post-Effective Amendment on Form S-8, reserved for issuance with respect to converted restricted stock units ("RSU's") under the SG Plan. This SG Plan will remain in existence until such time as these RSU's vest and the shares are exercised or the SG Plan is otherwise terminated.
A summary of the options granted (all of which vest over three years and are subject to performance-based vesting criteria), outstanding and shares available for grant under the FIS Restated Plan follows (in millions):

FIS Restated Plan
Available for grant as of December 31, 2015	26
Granted in 2016	5
Outstanding as of December 31, 2016	17
Available for grant as of December 31, 2016	21
Granted in 2017	4
Outstanding as of December 31, 2017	15
Available for grant as of December 31, 2017	17

The following schedule summarizes the stock option activity for the years ended December 31, 2017, 2016 and 2015 (in millions except for per share amounts):

	Shares	Weighted Average Exercise Price
Balance, December 31, 2014	15	$41.56
Granted	3	65.91
Exercised	(2)	29.67
Cancelled	—	54.08
Balance, December 31, 2015	16	47.19
Granted	5	63.58
Exercised	(3)	36.15
Cancelled	(1)	62.25
Balance, December 31, 2016	17	53.21
Granted	4	80.05
Exercised	(5)	44.72
Cancelled	(1)	70.50
Balance, December 31, 2017	15	61.97

The intrinsic value of options exercised during the years ended December 31, 2017, 2016 and 2015 was $196 million, $103 million and $73 million, respectively. The Company generally issues shares from treasury stock for stock options exercised.

The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2017:

	Outstanding Options				Exercisable Options
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2017 (a)	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2017 (a)
	(In millions)			(In millions)	(In millions)			(In millions)
$ 0.00 - $ 34.33	1	1.40	$30.05	$81	1	1.40	$30.05	$81
$ 34.34 - $ 48.75	2	2.76	48.75	100	2	2.76	48.75	100
$ 48.76 - $ 59.91	3	3.81	58.19	93	2	3.80	58.17	63
$ 59.92 - $ 62.92	3	5.21	62.92	94	1	5.22	62.92	30
$ 62.93 - $ 66.62	2	4.71	65.78	59	1	4.60	65.52	25
$ 66.63 - $ 93.36	4	6.14	80.03	53	—	3.87	79.41	1
$ 0.00 - $ 93.36	15	4.45	61.97	$480	7	3.35	51.99	$300
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(a)	Intrinsic value is based on a closing stock price as of December 31, 2017 of $94.09.

The weighted average fair value of options granted during the years ended December 31, 2017, 2016 and 2015 was estimated to be $12.78, $9.35 and $10.67, respectively, using the Black-Scholes option pricing model with the assumptions below:

	2017	2016	2015
Risk free interest rate	1.8%	1.2%	1.4%
Volatility	20.1%	20.4%	21.7%
Dividend yield	1.4%	1.6%	1.6%
Weighted average expected life (years)	4.2	4.2	4.2

The Company estimates future forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates.  The Company bases the risk-free interest rate that is used in the stock option valuation model on U.S. Treasury securities issued with maturities similar to the expected term of the options.  The expected stock volatility factor is determined using historical daily price changes of the Company's common stock over the most recent period commensurate with the expected term of the option and the impact of any expected trends.  The dividend yield assumption is based on the current dividend yield at the grant date or management's forecasted expectations. The expected life assumption is determined by calculating the average term from the Company's historical stock option activity and considering the impact of expected future trends.

The Company granted a total of 1 million restricted stock shares at prices ranging from $79.44 to $93.36 on various dates in 2017. The Company granted a total of 1 million restricted stock shares at prices ranging from $56.44 to $79.41 on various dates in 2016. The Company granted a total of 1 million restricted stock shares at prices ranging from $61.33 to $69.33 on various dates in 2015. These restricted stock shares were granted at the closing market price on the date of grant, vest annually over three years and are subject to performance-based vesting criteria. As of December 31, 2017 and 2016, we have approximately 2 million and 3 million unvested restricted shares remaining. The December 31, 2017 balance includes those RSU's converted in connection with the SunGard acquisition as noted above.

The Company has provided for total stock compensation expense of $107 million, $137 million and $98 million for the years ended December 31, 2017, 2016 and 2015, respectively, which is included in selling, general, and administrative expense in the Consolidated Statements of Earnings, unless the expense is attributable to a discontinued operation.

As of December 31, 2017 and 2016, the total unrecognized compensation cost related to non-vested stock awards is $111 million and $141 million, respectively, which is expected to be recognized in pre-tax income over a weighted average period of 1.5 years and 1.4 years, respectively.

German Pension Plans

Our German operations have unfunded, defined benefit plan obligations. These obligations relate to benefits to be paid to German employees upon retirement. The accumulated benefit obligation as of December 31, 2017 and 2016, was $57 million and $49 million, respectively, and the projected benefit obligation was $57 million and $50 million, respectively. The plan remains unfunded as of December 31, 2017.